Capital Stock - Schedule of Shares Issued and Outstanding (Details)	Sep. 30, 2024 CAD ($) shares
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	37,234,741
Amount | $	$ 546,149,389
Common shares [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	30,203,676
Amount | $	$ 513,073,764
Class A Non-Voting Special Shares [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	2,031,250
Amount | $	$ 10,115,625
Class B Non-Voting Special Shares [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	999,963
Amount | $	$ 5,220,000
Class C Non-Voting Special Shares [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	999,963
Amount | $	$ 4,970,000
Class D Non-Voting Special Shares [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	999,963
Amount | $	$ 4,740,000
Class E Non-Voting Special Shares [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	999,963
Amount | $	$ 4,250,000
Class F Non-Voting Special Shares [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Number of Shares | shares	999,963
Amount | $	$ 3,780,000